   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 30,
1997.
                                                               FILE NO. 33-52784
                                                               FILE NO. 811-7244

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933          [_]
                        POST-EFFECTIVE AMENDMENT NO. 10    [X]
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940    [_]
                               AMENDMENT NO. 11            [X]

                               REMBRANDT FUNDS(R)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                2 OLIVER STREET
                          BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 342-5734

                                  DAVID G. LEE
                          C/O SEI INVESTMENTS COMPANY
                           OAKS, PENNSYLVANIA 19456
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

  RICHARD W. GRANT, ESQUIRE                         JOHN H. GRADY, ESQUIRE
  MORGAN, LEWIS & BOCKIUS LLP                       MORGAN, LEWIS & BOCKIUS LLP
  2000 ONE LOGAN SQUARE                             1800 M STREET, N.W.
  PHILADELPHIA, PENNSYLVANIA 19103                  WASHINGTON, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)

 X    immediately upon filing pursuant to paragraph (b)
----
      on [date] pursuant to paragraph (b)
----

      60 days after filing pursuant to paragraph (a)
----
      on [date] pursuant to paragraph (a); or
----
      75 days after filing pursuant to paragraph (a) of Rule 485
----

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of units of beneficial interest is being registered by this Registration Statement. Registrant's Rule 24f-2 Notice for fiscal year ended December 31, 1995 was filed on February 21, 1996.

                               REMBRANDT FUNDS(R)
                        POST-EFFECTIVE AMENDMENT NO. 10
                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                       LOCATION
--------------------------------------------------------------------------------
PART A -
 Item 1. Cover Page                                 Cover Page
 Item 2. Synopsis                                   Summary
 Item 3. Condensed Financial Information            Financial Highlights
 Item 4. General Description of Registrant          The Trust; Investment
                                                    Objectives and Investment
                                                    Policies; General Investment
                                                    Policies; Risk Factors;
                                                    Fundamental Policies;
                                                    Investment Limitations;
                                                    General Information--The
                                                    Trust
 Item 5. Management of the Trust                    General Information--
                                                    Trustees of the Trust; The
                                                    Advisor; The Administrator;
                                                    The Transfer Agent; The
                                                    Distributor
 Item 6. Capital Stock and Other Securities         General Information--Voting
                                                    Rights; General Information
                                                    --Shareholder Inquiries;
                                                    General Information--
                                                    Dividends; Taxes
 Item 7. Purchase of Securities Being Offered       Purchase of Shares;
                                                    Eligibility of Reduced Sales
                                                    Charge
 Item 8. Redemption or Repurchase                   Redemption of Shares
 Item 9. Pending Legal Proceedings                  *

PART B -
 Item 10. Cover Page                                Cover Page
 Item 11. Table of Contents                         Table of Contents
 Item 12. General Information and History           The Trust
 Item 13. Investment Objectives and Policies        Description of Permitted
                                                    Investments; Investment
                                                    Limitations; Non-Fundamental
                                                    Policies
 Item 14. Management of the Registrant              Trustees and Officers of
                                                    the Trust; The Administrator
 Item 15. Control Persons and Principal             Trustees and Officers of
          Holders of Securities                     the Trust
 Item 16. Investment Advisory and Other Services    The Advisor; The
                                                    Administrator; The
                                                    Distributor; Experts
 Item 17. Brokerage Allocation                      Fund Transactions; Trading
                                                    Practices and Brokerage
 Item 18. Capital Stock and Other Securities        Description of Shares
 Item 19. Purchase, Redemption, and Pricing         Purchase and Redemption of
          of Securities Being Offered               Shares; Determination of Net
                                                    Asset Value
 Item 20. Tax Status                                Taxes
 Item 21. Underwriters                              The Distributor
 Item 22. Calculation of Yield Quotations           Computation of Yield;
                                                    Calculation of Total Return
 Item 23. Financial Statements                      Financial Statements

PART C -

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Not Applicable

The Prospectus for the Treasury Money Market Fund, Government Money Market Fund, Money Market Fund, Tax-Exempt Money Market Fund, Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund (formerly known as the Global Fixed Income Fund), Limited Volatility Fixed Income Fund, Balanced Fund, Value Fund, Growth Fund, International Equity Fund, Small Cap Fund, Asian Tigers Fund, Latin America Equity Fund, and TransEurope Fund and the Statement of Additional Information included as part of Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No. 33-52784) filed with the Securities and Exchange Commission on February 29, 1996, is hereby incorporated by reference as if set forth in full herein.

                               REMBRANDT FUNDS(R)

                           Latin America Equity Fund


                       Supplement dated January 30, 1997
                       to Prospectus dated April 1, 1996


     The Prospectus dated April 1, 1996 for the Rembrandt Funds(R) is hereby amended and supplemented by the addition of the following unaudited financial information for the Latin America Equity Fund for the six months ended December 31, 1996.


Financial Highlights (unaudited)
For the Six Months Ended December 31, 1996

For a Share Outstanding Throughout the Period


                                                                  Unaudited
                                                            -------------------
                                                                   For the
                                                              Six Months Ended
                                                                December 31,
                                                                   1996(1)
                                                            -------------------

Net Asset Value, Beginning of Period                                   $ 10.00
Net Investment Loss                                                      (0.02)
Realized and Unrealized Gains on Securities                               0.26
Dividends from Net Investment Income                                      0.00
Distributions from Capital Gains                                          0.00
Net Asset Value, End of Period                                         $ 10.24
Total Return                                                              2.40%
Net Assets, End of Period (000)                                        $11,490
Ratio of Expenses to Average Net Assets                                   2.09%
Ratio of Net Investment Loss to Average Net Assets                       (0.55)%
Ratio of Expenses to Average Net Assets (Excluding Waivers)               2.09%
Ratio of Net Investment Loss to Average Net Assets
  (Excluding Waivers)                                                    (0.55)%
Portfolio Turnover Rate                                                     10%
Average Commission Rate+                                               $0.0004
                                                            -------------------

(1) Commenced operations on July 1, 1996. All ratios except total return for the period have been annualized.
+ Average commissions rate paid per share for security purchases and sales during the period.

The accompanying notes are an integral part of the financial statements.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                               REMBRANDT FUNDS(R)

                           Latin America Equity Fund


                       Supplement dated January 30, 1997
         to the Statement of Additional Information dated April 1, 1996


     The Statement of Additional Information dated April 1, 1996 for the Rembrandt Funds(R) is hereby amended and supplemented by the addition of the following unaudited financial information for the Latin America Equity Fund for the period ended December 31, 1996.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                [LOGO OF REMBRANDT APPEARS HERE]

Schedule of Investments (Unaudited)

Latin America Equity Fund

[PIE CHART APPEARS HERE]


                                                                       Market
Description                                                Shares    Value (000)
===============================================================================
Foreign Common Stocks -- 67.3%
 Argentina -- 9.1%
  Disco*                                                     10,000    $    280
  Perez Companc                                              50,000         352
  Siderar, Cl A*                                             71,500         206
  Telefonica de Argentina ADR                                 8,000         207
                                                                       --------
                                                                          1,045
                                                                       --------
 Brazil -- 19.6%
  Bompreco Supermercado GDR                                  11,500         207
  Centrais Electricas Bras                                1,500,000         537
  Light Participacoes*                                    1,200,000         291
  Telebras ADR                                               11,000         845
  Transportes Aerose Region, ADR*                            25,000         378
                                                                       --------
                                                                          2,258
                                                                       --------
 Chile -- 11.7%
  Andina Embotelladora ADR                                    6,000         183
  CIA Telecomunicacion Chile ADR*                             2,500         253
  Enersis ADR                                                10,000         276
  Quimica y Minera Chile                                      3,500         189
  Santa Isabel ADR                                           10,000         226
  Vina Concha y Toro Chile ADR                                9,500         223
                                                                       --------
                                                                          1,350
                                                                       --------
 Mexico -- 17.0%
  Empresas ICA, ADR*                                         25,000         366
  Gruma, Cl B*                                               40,000         244
  Grupo Imsa, ADR*                                           11,250         214
  Grupo Industrial Durango, ADR*                             20,000         210
  Grupo Televisa*                                             6,000         154
  Kimberly Clark, Cl A                                       10,000         194
  Panamerican Beverages, ADR                                  8,000         375
  Sanluis                                                    30,000         191
                                                                       --------
                                                                          1,948
                                                                       --------
 Panama -- 1.8%
  Bladex                                                      4,000         203
                                                                       --------
 Peru -- 6.4%
  Cementos Lima                                              15,000         220
  Credicorp                                                  12,500         231
  Telefonica de Peru ADR                                     15,000         283
                                                                       --------
                                                                            734
                                                                       --------
 United States -- 1.7%
  BHI                                                        10,000         197
                                                                       --------
Total Foreign Common Stocks
 (Cost $7,318)                                                            7,735
                                                                       --------
Foreign Preferred Stocks -- 22.6%
 Brazil -- 22.6%
  Banco Bradesco                                         30,000,000         217
  CIA Bras Distr Pao Acucar                              10,000,000         178
  CIA Cervejaria Brahma                                     500,000         273
  CIA Energetica Minas                                   12,000,000         409
  CIA Vale Do Rio Doce                                       10,000         193
  Dixie Toga                                                200,000         152
  Ericsson Telecomunoicacoes*                            15,000,000         231
  Ipiranga CIA Petroleo                                  12,500,000         182
  Itau Banco*                                               450,000         195
  Petrol Brasileiros                                      1,500,000         239
  Telecomunicacoes de Sao Paulo*                          1,500,000         325
                                                                       --------
                                                                          2,594
                                                                       --------
Total Foreign Preferred Stocks
 (Cost $2,594)                                                            2,594
                                                                       --------
Total Investments -- 89.9%
 (Cost $9,912)                                                           10,329
                                                                       --------
Other Assets and Liabilities, Net -- 10.1%                                1,161
                                                                       --------
Total Net Assets -- 100.0%                                             $ 11,490
                                                                       ========

-------------------------------------------------------------------------------
* Non-income producing security
Cl -- Class
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
                                                                              1
-------------------------------------------------------------------------------

================================================================================

Statement of Assets and Liabilities (000) (Unaudited)

For the Six Months Ended December 31, 1996



                                                                 Latin America
                                                                  Equity Fund
==============================================================================
Assets:
   Investments at market value (Cost $9,912)                          $ 10,329
   Cash and foreign currency                                             1,407
   Receivable for capital shares sold                                        9
   Other assets                                                             13
                                                                      --------
   Total assets                                                         11,758
                                                                      --------

Liabilities:
   Payable for investment securities purchased                             232
   Payable for capital shares repurchased                                    3
   Other liabilities                                                        33
                                                                      --------
   Total liabilities                                                       268
                                                                      --------
Net assets:
   Portfolio shares of the Trust Class (unlimited authorization -
    no par value) based on 1,121,552 outstanding shares of
    beneficial interest, respectively                                   11,208
   Accumulated net investment loss                                         (24)
   Accumulated net realized loss on investments                           (108)
   Accumulated net realized loss from foreign currency transactions         (3)
   Net unrealized appreciation on investments                              417
                                                                      --------
Net Assets                                                            $ 11,490
                                                                      =========
Net Asset Value, Offering and Redemption Price Per Share --
   Trust Class                                                        $  10.24
                                                                      ========







    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                [LOGO OF REMBRANDT APPEARS HERE]

Statement of Operations (000) (Unaudited)


For the Six Months Ended December 31, 1996


                                                                          Latin
                                                                         America
                                                                         Fund(1)
--------------------------------------------------------------------------------
Investment Income:
   Dividends                                                             $   50
   Interest                                                                  22
   Less: foreign taxes withheld                                              (4)
                                                                         ------
     Total investment income                                                 68
                                                                         ------
Expenses:
   Administration fees                                                        7
   Investment advisory fees                                                  44
   Custodian fees                                                            24
   Transfer agent fees                                                        1
   Professional fees                                                          1
   Registration & filing fees                                                 7
   Printing                                                                   1
   Pricing                                                                    6
   Amortization of deferred organization costs                                1
                                                                         ------
     Total Expenses                                                          92
                                                                         ------
Net Investment Loss                                                         (24)
                                                                         ------
Net Realized and Unrealized Gain (Loss)
 On Investments:
   Net realized loss from security transactions                            (108)
   Net realized loss from foreign currency transactions                      (3)
   Net change in unrealized appreciation on investments                     417
                                                                         ------
   Net Increase In Net Assets From Operations                            $  282
                                                                         ======

(1) Commenced operations on 7/1/96.



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                               3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Statement of Changes in Net Assets (000) (Unaudited)

                                                                                                                           Latin
                                                                                                                          America
                                                                                                                          Equity
                                                                                                                           Fund*
==================================================================================================================================
                                                                                                                            1996
==================================================================================================================================
Operations:
  Net investment loss                                                                                                      $   (24)
  Net realized loss from security and foreign currency transactions                                                           (111)
  Net change in unrealized appreciation on investments and foreign currency transactions                                       417
                                                                                                                          --------
  Net increase in net assets resulting from operations                                                                         282
                                                                                                                          --------
Dividends distributed from:
  Net investment income:
    Trust Class                                                                                                                 --
  Net realized gains:
    Trust Class                                                                                                                 --
                                                                                                                          --------
       Total dividends distributed                                                                                              --
                                                                                                                          --------
Capital share transactions:
  Trust Class:
   Proceeds from shares issued                                                                                              11,807
   Shares issued in lieu of cash distributions                                                                                  --
   Cost of shares repurchased                                                                                                 (599)
                                                                                                                          --------
   Increase in net assets derived from Trust Class transactions                                                             11,208
                                                                                                                          --------
  Net increase in net assets                                                                                                11,490

Net assets:
  Beginning of period                                                                                                           --
                                                                                                                          --------
  End of period                                                                                                            $11,490
                                                                                                                          ========
Capital share transactions:
  Trust Class:
    Shares issued                                                                                                            1,182
    Shares issued in lieu of cash distributions                                                                                 --
    Shares repurchased                                                                                                         (60)
                                                                                                                          --------
    Total Trust Class transactions                                                                                           1,122
                                                                                                                          ========

*Commenced operations on July 1, 1996.



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Financial Highlights (Unaudited)


For a Share Outstanding Throughout the Period







                                                        Realized
                              Net Asset                   and         Dividends   Distributions
                                Value         Net      Unrealized      from Net       from
                              Beginning   Investment    Gains on      Investment     Capital
                              of Period      Loss      Securities       Income        Gains
-----------------------------------------------------------------------------------------------
 Latin America Equity Fund
-----------------------------------------------------------------------------------------------
 Trust Class
 1996(1)                        $10.00      $(0.02)       $0.26          $0.00        $0.00
-----------------------------------------------------------------------------------------------

1. Commenced operations on July 1, 1996. All ratios except total return for the period have been annualized.
+ Average commission rate paid per share for security purchases and sales during the period.






    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                               December 31, 1996
--------------------------------------------------------------------------------

                                                [LOGO OF REMBRANDT APPEARS HERE]



                                                                                             Ratio of Net
                                                                                              Investment
                                                       Ratio of Net     Ratio of Expenses      Loss to
                                         Ratio of       Investment        to Average           Average
 Net Asset             Net Assets        Expenses        Loss to          Net Assets          Net Assets     Portfolio    Average
 Value End   Total       End of         to Average       Average          (Excluding          (Excluding      Turnover   Commission
 of Period   Return    Period (000)     Net Assets      Net Assets          Waivers)           Waivers)         Rate       Rate+
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

  $10.24     2.40%         $11,490         2.09%          (0.55)%             2.09%              (0.55)%         10%       $0.0004
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                               7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

1. Organization

Rembrandt Funds(R) (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 18 funds: Treasury Money Market Fund, Government Money Market Fund, Money Market Fund, Tax-Exempt Money Market Fund (collectively "the Money Market Funds"), Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund (formerly the Global Fixed Income Fund), Limited Volatility Fixed Income Fund (collectively "the Fixed Income Funds"), Balanced Fund, Value Fund, Growth Fund, International Equity Fund, Small Cap Fund, TransEurope Fund, Asian Tigers Fund and Latin America Equity Fund (collectively "the Equity Funds"). The Limited Volatility Fixed Income Fund and TransEurope Fund had not yet commenced operations as of December 31, 1996. The Fund's prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust is registered to offer two classes of shares: Trust Class and Investor Class.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds.
     Security Valuation--Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price, if readily available for such equity securities, on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with 60 days or less until maturity may be valued at their amortized cost. Foreign securities in the International Fixed Income Fund, Asian Tigers Fund, International Equity Fund and Latin America Equity Fund are valued based upon quotations from the primary market in which they are traded.

     Investment securities held by the Money Market Funds are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

     Federal Income Taxes--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required in the accompanying financial statements.

     Security Transactions and Related Income--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Equity and Fixed Income Funds are accreted and amortized to maturity using the interest method, which approximates the effective interest method.

--------------------------------------------------------------------------------
8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                [LOGO OF REMBRANDT APPEARS HERE]

     Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     Net Asset Value Per Share--The net asset value per share of each Fund or class of shares is calculated each business day. In general, it is computed by dividing the assets of each Fund or class of shares less its liabilities, by the number of outstanding shares of the Fund or class.
     Foreign Currency Transactions--With respect to the International Fixed Income Fund, Asian Tigers Fund, International Equity Fund and Latin America Equity Fund (the "International Funds"), the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
     (II) purchases and sales of investment securities, income, and expenses at the relevent rates of exchange prevailing on the respective dates of such transactions.
     The International Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.
     The International Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.
     Forward Foreign Currency Contracts--The International Fixed Income Fund enters into forward foreign currency contracts as hedges against fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes.
     Maturity Dates--Certain variable rate and floating rate securities of the Funds are subject to "maturity shortening" devices such as put or demand features. Under Rule 2a-7 of the Investment Company Act of 1940, as amended, these securities are deemed to have maturities shorter than the ultimate maturity dates. Accordingly, the maturity dates reflected in the Statements of Net Assets are the shorter of the effective put/demand date or the ultimate maturity date.
     Classes--Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     Expenses--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Fund are prorated to the Funds on the basis of relative net assets.
     Other--Distributions from net investment income for the Equity and Fixed Income Funds are paid to shareholders on a periodic basis. Distributions from net investment income for the Money Market Funds are distributed to shareholders daily. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

--------------------------------------------------------------------------------
                                                                               9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, that may differ from those amounts recorded under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

3. Administration and Distribution Agreements

The Trust and SEI Fund Resources (the "Administrator") have entered into an administration agreement. Under the terms of the Administration Agreement (the "Administration Agreement"), the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of .15% of the average daily net assets of each Fund.
     The Trust and Rembrandt Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI Financial Services Company, have entered into a distribution agreement. The Distributor receives no fees for its distribution services under this agreement for Trust Class shares of any Fund. The Distributor is entitled to a fee of .25% of the average daily net assets of the Investor Class shares of each Fund.

4. Organizational Costs and Transactions with Affiliates

Organizational costs have been capitalized by the Funds and are being amortized over 60 months, commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $53,000 for organizational work performed by a law firm of which an officer of the Trust is a partner.
     Certain officers of the Trust are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their roles as officers of the Trust.
     During the year ended December 31, 1996, ABN AMRO-NSM International Funds Management B.V. ("ABN AMRO"), an affiliate of the Advisor, contributed $196,900 and $43,300 to the International Equity Fund and the Asian Tigers Fund, respectively. The payments represented reimbursements for certain transactions effected with affiliated brokers. The payments, which have been accounted for as contributions to capital, increased net asset value per share by $.03 for the International Equity Fund and by $.02 for the Asian Tigers Funds.


5. Investment Advisory Agreement

The Trust has entered into an investment advisory agreement with LaSalle Street Capital Management, Ltd. (the "Advisor"), under which the Advisor is entitled to an annual fee equal to .60% of the average daily net assets of each of the Fixed Income, Intermediate Government Fixed Income, Limited Volatility Fixed Income and Tax-Exempt Fixed Income Funds; .80% of the average daily net assets of the International Fixed Income, Value, Growth, and Small Cap Funds; 1.00% of the average daily net assets of the International Equity, TransEurope, Latin America Equity and Asian Tigers Funds; .70% of the average daily net assets of the Balanced Fund; .35% of the average daily net assets of the Treasury Money Market, Money Market, and Tax-Exempt Money Market Funds, and .20% of the average daily net assets of the Government Money Market Fund. The Advisor has voluntarily agreed for an indefinite period of time, to waive a

--------------------------------------------------------------------------------
10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                [LOGO OF REMBRANDT APPEARS HERE]

portion of its fee in an amount equal to .10% of the average daily net assets of each of the Fixed Income Funds, except the International Fixed Income Fund. The Advisor has also voluntarily agreed for an indefinite period of time, to waive a portion of its fee in an amount equal to .15% of the average daily net assets of each of the Money Market Funds, except the Government Money Market Fund.
     ABN AMRO-NSM International Funds Management B.V. has entered into a sub-advisory agreement with the Advisor and serves as Sub-Advisor to the International Funds. Sub-Advisory fees are paid by the Advisor.

6. Investment Transactions

The cost of security purchases and the proceeds from the sale of securities including U.S. Government securities, other than temporary cash investments, during the year ended December 31, 1996 were as follows:

                                      Purchases    Sales
                                        (000)      (000)
                                      ---------   -------
Latin America Equity                   $10,505      $718

     At December 31, 1996, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments at December 31, 1996, is as follows:

                                                            Net
                           Appreciated   Depreciated    Unrealized
                           Securities    Securities    Appreciation
                              (000)         (000)          (000)
                           -----------   -----------   ------------
Latin America Equity          $753          $336           $417

--------------------------------------------------------------------------------
                                                                              11
--------------------------------------------------------------------------------

                               REMBRANDT FUNDS(R)
                           PART C:  OTHER INFORMATION
                        Post Effective Amendment No. 10

Item 24.  Financial Statements and Exhibits:

(a)  Financial Statements
     Part A--Prospectus:
     Part B--Statement of Additional Information:
     Financial Statements for the fiscal year ended December 31, 1995
              Statement of Net Assets
              Schedule of Investments
              Statement of Assets and Liabilities
              Statement of Operations
              Statement of Changes in Net Assets
              Financial Highlights
              Notes to Financial Statements

     Unaudited financial statements for the Latin America Equity Fund for the fiscal year ended December 31, 1996.

              Schedule of Investments
              Statement of Assets and Liabilities
              Statement of Operations
              Statement of Changes in Net Assets
              Financial Highlights
              Notes to Financial Statements

(b)  Additional Exhibits

     1(a) Agreement and Declaration of Trust and Amendment thereto are incorporated herein by reference to Exhibit 1 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on October 2, 1992.

     1(b) Amendment dated October 20, 1992 to Registrant's Agreement and Declaration of Trust is incorporated herein by reference to
              Exhibit 1(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.

     2        Registrant's By-Laws are incorporated herein by reference to
              Exhibit 2 to Registrant's Registration Statement on Form N-1A (File No. 33-52784) filed with the Securities and Exchange Commission on October 2, 1992.

     3        Not applicable

     4        Not applicable

     5(a) Form of Administration Agreement incorporated herein by reference to Exhibit 5(a) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.

     5(b) Form of Investment Advisory Agreement with LaSalle Street Capital Management, Ltd. incorporated herein by reference to Exhibit 5(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.

     5(b)(1) Form of Schedule to the Investment Advisory Agreement between Rembrandt Funds(R) and LaSalle Street Capital Management Ltd. incorporated herein by reference to Exhibit 5(b)(1) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on January 13, 1995.

  5(c) Form of Investment Sub-Advisory Agreement incorporated herein by reference to Exhibit 5(c) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.

  5(c)(1) Form of Investment Sub-Advisory Agreement between LaSalle Street Capital Management, Ltd., on behalf of the Registrant, and ABN AMRO-NSM International Funds Management B.V. incorporated herein by reference to Exhibit 5(c)(1) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on January 13, 1995.

  6         Form of Distribution Agreement incorporated herein by reference to
            Exhibit 6 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.

  7         Not applicable

  8(a)      Form of Custodian Agreement incorporated herein by reference to
            Exhibit 8(a) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.

  8(a)(1) Sub-Custodian Agreement between CoreStates Bank, N.A. and Barclays Bank PLC incorporated herein by reference to Exhibit 8(a)(1) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on January 13, 1995.

  8(b)      Form of Transfer Agent Agreement incorporated herein by reference to
            Exhibit 8(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.

  8(c) Form of Transfer Agency Agreement between the Registrant and Supervised Service Company incorporated herein by reference to
            Exhibit 8(c) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 33-52784) filed with the Securities and Exchange Commission on April 1, 1994.

  9         Not applicable

  10        Opinion and Consent of Counsel incorporated herein by reference to
            Exhibit 10 to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on June 30, 1993.

  11(a)     Consent of Independent Public Accountants, filed herewith.

  12        Not applicable

  13        Not applicable

  14        Not applicable

  15 Form of Distribution Plan - Investor Class incorporated herein by reference to Exhibit 15 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.

  16        Performance Quotation Computation.

  18 Rule 18f-3 Plan, incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on September 26, 1995.

  24 Powers of Attorney incorporated herein by reference as filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on April 1, 1994.

  27        Financial Data Schedule for the Latin America Equity Fund Trust
            Class

Item 25.  Persons Controlled by or under Common Control with Registrant:

          See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Corporation, which also controls other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26.  Number of Holders of Securities:

  As of January 15, 1997

                                                                       Number of
  Title of Class                                                     Record Holders
  --------------                                                     --------------

Units of beneficial interest, without par value -
TRUST CLASS
  Value Fund..........................................................      3
  Growth Fund.........................................................      4
  Small Cap Fund......................................................      4
  International Equity Fund...........................................      3
  TransEurope Fund....................................................      0
  Asian Tigers Fund...................................................      6
  Fixed Income Fund...................................................      3
  Intermediate Government Fixed Income Fund...........................      3
  Tax-Exempt Fixed Income Fund........................................      0
  Global Fixed Income Fund............................................      4
  Limited Volatility Fixed Income Fund................................      0
  Money Market Fund...................................................      3
  Government Money Market Fund........................................      4
  Treasury Money Market Fund..........................................      4
  Tax-Exempt Money Market Fund........................................      3
  Balanced Fund.......................................................      3
  Latin America Equity Fund...........................................      7

INVESTOR CLASS
  Value Fund..........................................................    226
  Growth Fund.........................................................    397
  Small Cap Fund......................................................     95
  International Equity Fund...........................................    276
  TransEurope Fund....................................................      0
  Asian Tigers Fund...................................................    197
  Fixed Income Fund...................................................     55
  Intermediate Government Fixed Income Fund...........................     16
  Tax-Exempt Fixed Income Fund........................................     41
  Global Fixed Income Fund............................................     43
  Limited Volatility Fixed Income.....................................      0
  Money Market Fund...................................................     95
  Government Money Market Fund........................................     13
  Treasury Money Market Fund..........................................      9
  Tax Exempt Money Market Fund........................................     41
  Balanced Fund.......................................................    399
  Latin America Equity Fund...........................................      0

Item 27.  Indemnification:

  Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the

Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Investment Advisor and Investment Sub-Advisor:

Name and Position               Name of Other                Connection with
with Investment Advisor         Company                      Other Company
-----------------------         -------------                ----------------
   Robert T. Brehm              ABN AMRO Chicago             Executive Vice
   Chairman                     Corporation                  President, Director
                                ABN AMRO Asset Management    Director
                                (USA) Inc.

   Richard A. Fordsham          ABN AMRO Chicago             Senior Vice President
   President                    Corporation
   Chief Executive Officer
   Director

   John A. Wing                 ABN AMRO Chicago             Chairman, CEO
   Vice Chairman                Corporation
                                Amerus Life                  Director
                                Chicago Board Options        Director
                                Exchange

   Perry L. Taylor, Jr.         ABN AMRO Chicago             Executive Vice
   Director, Secretary          Corporation                  President & Director
                                Erikson Institute            Trustee

   Daniel J. Shannon            Catholic Charities           Board of Advisors
   Director                                                  Board of Directors
                                Notre Dame National          President
                                Monogram Club
                                Dental Benefit Services of   Vice Chairman
                                Illinois
                                Total Travel, Inc.           Director
                                BioSafe International        Director

   Charles R. Klimkowski        ABN AMRO Chicago             Senior Vice President
   Director                     Corporation
                                                             Director
                                Theregenics, Inc.            Director

   Charles H. Self III          LaSalle National Bank        Senior Vice President
   Director                                                  & Assistant Secretary
   Senior Vice President        Government Insurance         Director
                                Managers, Inc.

   Keith Dibble                 LaSalle National Bank        Senior Vice President
   Senior Vice President                                     & Assistant Secretary



Name and Position            Name of Other                Connection with
with Investment Advisor      Company                      Other Company
-----------------------      -------------                ----------------
Thomas F. McGrath            LaSalle National Bank        Senior Vice President
Senior Vice President                                     & Assistant Secretary
                             ABN AMRO Chicago             Senior Vice President
                             Corporation

John F. Bonetti              LaSalle National Bank        Senior Vice President
Vice President                                            & Assistant Secretary

Marc G. Borghans             LaSalle National Bank        Vice President &
Vice President                                            Assistant Secretary

James J. Baudendistel        None
Vice President

Wade A. Buckles              LaSalle National Bank        First Vice President
First Vice President                                      & Assistant Secretary
                             ABN AMRO Chicago             Senior Vice President
                             Corporation

Jac A. Cerney                LaSalle National Bank        Vice President &
Vice President                                            Assistant Secretary

Martin L. Eisenberg          ABN AMRO Bank N.V.           Vice President
Vice President               Netherlands Trading          Vice President
                             Society East, Inc.
                             Pine Tree Capital            Vice President
                             Holdings, Inc.
                             AMRO Securities, Inc.        Vice President
                             ABN AMRO North America       Vice President
                             Finance, Inc.
                             DBI Holdings, Inc.           Vice President
                             ABN AMRO North America,      Senior Vice President
                             Inc.
                             ABN AMRO Mortgage Corp.      Vice President
                             ABN AMRO Resource            Vice President
                             Management, Inc.
                             Danic Asset Management       Vice President
                             Corp.
                             National Asset Management    Vice President
                             SFH, Inc.                    Vice President
                             ABN AMRO Acceptance Corp.    Vice President
                             ABN AMRO Asset Management    Vice President
                             (USA) Inc.
                             ABN AMRO Credit Corp.        Vice President
                             ABN AMRO Investment          Vice President
                             Services, Inc.
                             LaSalle Management           Vice President
                             Company, Inc.
                             Cragin Financial Corp.       Vice President
                             Cragin Service Corp.         Vice President
                             Cumberland & Higgins, Inc.   Vice President
                             LaSalle Bank, F.S.B.         Vice President
                             Lease Plan Illinois, Inc.    Vice President
                             LaSalle Financial            Tax Officer
                             Services, Inc.
                             LaSalle Home Mortgage        Tax Officer
                             Corporation
                             LaSalle National             Vice President
                             Corporation
                             ABN AMRO Capital (USA) Inc.  Vice President
                             Lease Plan North America,    Vice President
                             Inc.
                             ABN AMRO Information         Vice President
                             Technology Services Company


Name and Position                   Name of Other                              Connection with
with Investment Advisor             Company                                    Other Company
-----------------------             -------------                              ---------------
                                    Lisle Corporation                          Vice President
                                    ABN AMRO Services Company, Inc.            Vice President
                                    LaSalle Bank                               Vice President
                                    LaSalle Bank NI                            Vice President
                                    LaSalle Northwest National Bank            Vice President
                                    LaSalle National Bancorp, Inc.             Vice President
                                    LaSalle Bank Illinois                      Vice President
                                    Amsterdam Pacific Corporation              Vice President
                                    LaSalle Trade Services Limited             Vice President
                                    Heigl Mortgage and Financial Corporation   Vice President
                                    CNBC Bancorp, Inc.                         Vice President
                                    Columbia Financial Services, Inc.          Vice President
                                    Columbia National Bank of Chicago          Vice President
                                    CNBC Development Corporation               Vice President
                                    CNBC Investment Corporation                Vice President
                                    CNBC Leasing Corporation                   Vice President
                                    Sky Mortgage Company                       Vice President
                                    Sky Finance Company                        Vice President
                                    CNB Property Corporation                   Vice President
                                    Union Realty Mortgage Co., Inc.            Vice President
                                    Leonard Voila Corporation                  Vice President
                                    LaSalle National Bank                      Vice President
                                    Monroe Corporation of Delaware             Vice President
                                    LaSalle National Safe Deposit              Vice President
                                    Corporation
                                    Rob-Wal Investment Co.                     Vice President
                                    ENB Realty Co., Inc.                       Vice President
                                    LaSalle Trade Services Corporation         Vice President
                                    LaSalle National Leasing Corporation       Vice President
                                    LaSalle Business Credit, Inc.              Vice President
                                    European American Bank                     Vice President
                                    Cityspire Realty Corp.                     Vice President
                                    EA Debt Corp.                              Vice President
                                    EA Land Corp.                              Vice President
                                    EAB Land Company, Inc.                     Vice President
                                    EAB Mortgage Company, Inc.                 Vice President
                                    EAB Realty Corp.                           Vice President
                                    EAB Realty of Florida, Inc.                Vice President
                                    EAB Securities, Inc.                       Vice President
                                    Ashland Properties, Inc.                   Vice President
                                    Discount Brokers International, Inc.       Vice President
                                    Kany Long Island City Corp.                Vice President
                                    Cragin Service Development Corp.           Vice President
                                    Wasco Funding Corp.                        Vice President
                                    Island Abodes Corp.                        Vice President
                                    Lyric Holdings, Inc.                       Vice President
                                    EAB Credit Corp.                           Vice President
                                    ORE Realty, Inc.                           Vice President
                                    Texas Holdings, Inc.                       Vice President
                                    Twelve Polo Realty Inc.                    Vice President


Name and Position                   Name of Other                              Connection with
with Investment Advisor             Company                                    Other Company
-----------------------             -------------                              ---------------
                                    Vail at North Salem Inc.                   Vice President
                                    32A Realty Inc.                            Vice President
                                    81 Lee Avenue Corp.                        Vice President
                                    169 East Flagler Corp.                     Vice President
                                    EAB Plaza, Inc.                            Vice President
                                    117 Seaman Realty, Inc.                    Vice President
                                    Garden City Marble Corp.                   Vice President
                                    Mamaroneck Point Realty, Inc.              Vice President
                                    East River 52 Corp.                        Vice President
                                    Hungington Bay Development Corp.           Vice President
                                    Plaza Homes Inc. (Metrofund)               Vice President
                                    Tower East 147 Inc.                        Vice President
                                    LSR Realty Inc.                            Vice President
                                    Beckman Hospitality Corp.                  Vice President
                                    Atlantic Avenue Development Corp.          Vice President
                                    Bald Hills Park at Farmingville Inc.       Vice President
                                    Bennett 143 Corp.                          Vice President
                                    Birch Locust Valley Corp.                  Vice President
                                    Broadhollow 532 Melville Corporation       Vice President
                                    CK at Manorville Inc.                      Vice President
                                    Colony at Sayerville, Corp.                Vice President
                                    Corners Estates at Hauppauge Inc.          Vice President
                                    Corona 114 Apartments Inc.                 Vice President
                                    Country Knolls at Manorville Inc.          Vice President
                                    Cove Townhouses at Southold Inc.           Vice President
                                    Crystal Domiciles Inc.                     Vice President
                                    Eastern Shores at Northampton Corp.        Vice President
                                    Edison Townhouse Corp.                     Vice President
                                    Forestwood at North Hills Inc.             Vice President
                                    Garden State Convention Center at          Vice President
                                    Somerest County, Inc.
                                    Half Acre on 347 at Nesoonset Inc.         Vice President
                                    Horse Race Lane at Nissequogue Inc.        Vice President
                                    Hunt Club at Middletown Inc.               Vice President
                                    Jericho 969 Turnpike Inc.                  Vice President
                                    Fairfield Avenue Corp.                     Vice President
                                    Amsterdam Development Corp.                Vice President
                                    Brownstone Apts. Inc.                      Vice President
                                    Central Cedarhurst Corp.                   Vice President
                                    CSC Land Corp.                             Vice President
                                    East 91st Street Development Corp.         Vice President
                                    East 92nd Street Development Corp.         Vice President
                                    LLPA Corporation                           Vice President
                                    Lake and Pulaski at Greenlawn Inc.         Vice President
                                    Lake Front Land Corp.                      Vice President
                                    Larringtown Mansion, Inc.                  Vice President
                                    Long Beach Breeze Corp.                    Vice President
                                    Lowell Acquisition Corp.                   Vice President
                                    Ludlow Development Corp.                   Vice President
                                    MPE at St. James Inc.                      Vice President


Name and Position                   Name of Other                              Connection with
with Investment Advisor             Company                                    Other Company
-----------------------             -------------                              ---------------
                                    Manor Homes at Aberdeen Corp.              Vice President
                                    Maspeth 56-25 58th Street Corp.            Vice President
                                    Metro Case Corp.                           Vice President
                                    Mills Pond Estates at St. James Inc.       Vice President
                                    Montauk Hospitality Corp.                  Vice President
                                    Montauk YC Corp.                           Vice President
                                    Moreland Hauppauge Corp.                   Vice President
                                    Nineteenth Street Development Corp.        Vice President
                                    North Hills Links Corp.                    Vice President
                                    Old Country Road at Wyandanch Inc.         Vice President
                                    Omni General Realty Corp.                  Vice President
                                    Omni Realty Corp.                          Vice President
                                    Orchards at Mt. Sinai Inc. "(The)"         Vice President
                                    Parkway Plaza 1400 Corp.                   Vice President
                                    Plaza Boulevard Equities Corp.             Vice President
                                    Plaza Boulevard Properties Corp.           Vice President
                                    Plaza Uniondale Equities Corp.             Vice President
                                    Plaza Uniondale Properties Corp.           Vice President
                                    Remington Ronkonkoma Corp.                 Vice President
                                    Rendezvous Realty Corp.                    Vice President
                                    SE at Commack Inc.                         Vice President
                                    SE at Commack II Inc.                      Vice President
                                    SE at Commack III Inc.                     Vice President
                                    SE at Commack IV Inc.                      Vice President
                                    Scholar Estates at Commack Inc.            Vice President
                                    Seaman Shares at Inwood Corp.              Vice President
                                    Shoreham North Country Corp.               Vice President
                                    Showcase Estates at Dix Hills Inc.         Vice President
                                    Smith Island at Everett Corp.              Vice President
                                    Soho 350 Corp.                             Vice President
                                    Southampton Settlers Corporation           Vice President
                                    Southeast Ridgefield Land Corp.            Vice President
                                    Steinway 18-50 Astoria Corp.               Vice President
                                    Sterling DTVA Corp.                        Vice President
                                    TE at Dix Hills Inc.                       Vice President
                                    TE at Dix Hills II Inc.                    Vice President
                                    TE at Dix Hills III Inc.                   Vice President
                                    TO at Mt. Sinai Inc.                       Vice President
                                    Tara II at Hauppauge Inc.                  Vice President
                                    Thornwood Estates at Dix Hills Inc.        Vice President
                                    Vermilyea 119 Corp.                        Vice President
                                    Veterans 4320 Bohemia Corp.                Vice President
                                    Village 185 Corp.                          Vice President
                                    W.M. Seaman at Inwood Corp.                Vice President
                                    Welcome Center at Manorville Inc.          Vice President
                                    West End 700 Inc.                          Vice President
                                    Westminster Downs at Dix Hills, Inc.       Vice President
                                    Westwood Hills at Middletown, Inc.         Vice President
                                    Windsor 37th Corp.                         Vice President
                                    Z161 Corp.                                 Vice President


Name and Position                   Name of Other                              Connection with
with Investment Advisor             Company                                    Other Company
-----------------------             -------------                              ---------------
                                    Z174 Corp.                                 Vice President
                                    Ziegfeld Villas Corp.                      Vice President
                                    41 East Sunrise Highway Corporation        Vice President
                                    55 Commerce, Inc. (Sold to EMI 1/20/92)    Vice President
                                    Seventh Street Development Corp.           Vice President
                                    Fourteenth Street Development Corp.        Vice President
                                    West 51st Street Development Corp.         Vice President
                                    West 73rd Street Development Corp.         Vice President
                                    Lemark Land in Setauket, Inc.              Vice President
                                    Ludlow Street Development Corp.            Vice President
                                    Milestone Square Corp.                     Vice President
                                    Oceanside 35-05 Hampton Road Inc.          Vice President
                                    Oceanside 35-39 Hampton Road Inc.          Vice President
                                    Sangeo 709 Merrick Road Corp.              Vice President
                                    Sherwood Plaza Corp.                       Vice President
                                    Syosset 240 Jericho, Inc.                  Vice President

Mark Karstrom                       LaSalle National Bank                      Vice President & Assistant Secretary
Vice President

Kathryn L. Martin                   ABN AMRO Asset Management (USA)            Compliance Officer
Vice President                      Inc.

Ronald C. Scheuer                   LaSalle National Bank                      Vice President & Assistant Secretary
Vice President

Roger R. Sullivan                   LaSalle National Bank                      Vice President & Assistant Secretary
Vice President

Karen Van Cleave                    LaSalle National Bank                      Vice President & Assistant Secretary
Vice President

Nancy A. Ellefson                   LaSalle National Bank                      Assistant Vice President & Assistant
Assistant Vice President                                                       Secretary

Mark T. Morgan                      LaSalle National Bank                      Assistant Vice President & Assistant
Assistant Vice President                                                       Secretary

                                    ABN AMRO Chicago Corporation               Vice President

Christopher M. Proctor              None
Assistant Vice President

Phillip P. Mierzwa                  LaSalle National Bank                      Trust Officer & Assistant Secretary
Officer

Susan M. Wiemeler                   None
Officer

     Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Sub-Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

     ABN AMRO-NSM International Funds Management B.V., a registered investment advisor, serves as the investment sub-advisor of the Latin America Equity Fund, International Equity Fund, TransEurope Fund and Asian Tigers Fund.


Name and
Position with                 Name of Other                     Connection with
Investment Sub-Advisor        Company                           Other Company
----------------------        -------------                     ---------------
Hendrik Stienstra             ABN AMRO Bank NV                  Senior Vice President
Director

Wypke Postma                  ABN AMRO Bank NV                  Vice President
Director

George Theodoridis            ABN AMO Bank NV                   Vice President
Director

Mathilde De La Serviere       Banque NSM, Paris                 Vice President
Director

Anne-Marie Georges            Banque NSM, Paris                 Vice President
Director

Jan-Wim Derks                 ABN AMRO Bank NV                  Portfolio Manager
Portfolio Manager

Gijs Dorresteijn              ABN AMRO Bank NV                  Vice President
Portfolio Manager

Alex Ng                       ABN AMRO Asset Management         Director
Portfolio Manager             (Far East) Ltd.

Roy Scheepe                   ABN AMRO Luxembourg               Director
Portfolio Manager             Investment Management S.A.


Item 29. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

          Rembrandt Financial Services Company, a wholly-owned subsidiary of SEI Financial Services Company, acts as distributor for Rembrandt Funds(R) pursuant to a distribution agreement dated December 31, 1992. Rembrandt Financial Services Company does not act as underwriter, depositor or investment advisor for any other investment company.

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, Pennsylvania 19456.


                             Position and Office                                         Positions and Offices
Name                         with Underwriter                                            with Registrant
----                         -----------------                                           ----------------
Alfred P. West, Jr.          Director, Chairman & Chief Executive Officer                       --
Henry H. Greer               Director, President & Chief Operating Officer                      --
Carmen V. Romeo              Director, Executive Vice President & Treasurer                     --
Gilbert L. Beebower          Executive Vice President                                           --
Richard B. Lieb              Executive Vice President, President-Investment                     --
                              Services Division
Leo J. Dolan, Jr.            Senior Vice President                                              --
Carl A. Guarino              Senior Vice President                                              --
Jerome Hickey                Senior Vice President                                              --
Larry Hutchison              Senior Vice President                                              --
Steven Kramer                Senior Vice President                                              --
David G. Lee                 Senior Vice President                                       President & Chief
                                                                                          Executive Officer
William Madden               Senior Vice President                                              --
Jack May                     Senior Vice President                                              --
A. Keith McDowell            Senior Vice President                                              --
Dennis J. McGonigle          Senior Vice President                                              --
Hartland J. McKeown          Senior Vice President                                              --
Barbara J. Moore             Senior Vice President                                              --
James V. Morris              Senior Vice President                                              --
Steven Onofrio               Senior Vice President                                              --
Kevin P. Robins              Senior Vice President, General Counsel & Secretary          Vice President &
                                                                                          Assistant Secretary
Robert Wagner                Senior Vice President                                              --
Patrick K. Walsh             Senior Vice President                                              --
Kenneth Zimmer               Senior Vice President                                              --
Robert Aller                 Vice President                                                     --
Marc H. Cahn                 Vice President & Assistant Secretary                        Vice President &
                                                                                          Assistant Secretary
Gordon W. Carpenter          Vice President                                                     --
Todd Cipperman               Vice President & Assistant Secretary                        Vice President &
                                                                                          Assistant Secretary
Robert Crudup                Vice President & Managing Director                                 --
Ed Daly                      Vice President                                                     --
Jeff Drennen                 Vice President                                                     --
Mick Duncan                  Vice President and Team Leader                                     --
Vic Galef                    Vice President & Managing Director                                 --
Kathy Heilig                 Vice President                                                     --
Michael Kantor               Vice President                                                     --
Samuel King                  Vice President                                                     --
Kim Kirk                     Vice President & Managing Director                                 --
Donald H. Korytowski         Vice President                                                     --
John Krzeminski              Vice President & Managing Director                                 --
Robert S. Ludwig             Vice President and Team Leader                                     --
Vicki Malloy                 Vice President and Team Leader                                     --

Carolyn McLaurin             Vice President & Managing Director                        --
W. Kelso Morrill             Vice President                                            --
Barbara A. Nugent            Vice President & Assistant Secretary            Vice President & Assistant
                                                                              Secretary
Sandra K. Orlow              Vice President & Assistant Secretary            Vice President & Assistant
                                                                              Secretary
Donald Pepin                 Vice President & Managing Director                        --
Larry Pokora                 Vice President                                            --
Kim Rainey                   Vice President                                            --
Paul Sachs                   Vice President                                            --
Mark Samuels                 Vice President & Managing Director                        --
Steve Smith                  Vice President                                            --
Daniel Spaventa              Vice President                                            --
Kathryn L. Stanton           Vice President & Assistant Secretary            Vice President & Assistant
                                                                              Secretary
Wayne M. Withrow             Vice President & Managing Director                        --
William Zawaski              Vice President                                            --
James Dougherty              Director of Brokerage Services                            --


Item 30. Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

         CoreStates Bank, N.A.              Morgan Stanley Trust Company
         Broad and Chestnut Streets         One Pierrepont Plaza
         P.O. Box 7618                      Brooklyn, NY 11201
         Philadelphia, PA  19101

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

         SEI Financial Management Corporation

         Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisor:

         LaSalle Street Capital             ABN AMRO-NSM International Funds
         Management, Ltd.                    Management B.V.
         10 South LaSalle Street            22 Foppingadreef
         Suite 3701                         P.O. Box 283, 1000 E.A.
         Chicago, IL 60603                  Amsterdam, The Netherlands ZU100GST

Item 31. Management Services: None.

Item 32. Undertakings:

         Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

         Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

                                    NOTICE

A copy of the Agreement and Declaration of Trust for Rembrandt Funds(R) (formerly The LSNT Funds and The Passport Funds) is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                  Signatures


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, State of Pennsylvania, on the 29th day of January, 1997.


                                       REMBRANDT FUNDS(R)

                                       By:       /s/ David G. Lee
                                               -------------------------------
                                               David G. Lee, President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

          *                       Trustee                January 29, 1997
-----------------------
Arnold F. Brookstone


          *                       Trustee                January 29, 1997
-----------------------
William T. Simpson


          *                       Trustee                January 29, 1997
-----------------------
Robert A. Nesher


 /s/ David G. Lee                 President & Chief      January 29, 1997
-----------------------           Executive Officer
David G. Lee


 /s/ Stephen G. Meyer             Controller & Chief     January 29, 1997
-----------------------           Financial Officer
Stephen G. Meyer


*By:     /s/ David G. Lee
       ---------------------------------------------
       David G. Lee, Attorney-in-Fact

                                 EXHIBIT INDEX


Name                                             Exhibit       Sequential Page #
----                                             -------       -----------------

Agreement and Declaration of Trust and           1(a)
Amendment thereto are incorporated herein by reference to Exhibit 1 to Registrant's
Registration Statement on Form N-1A (File
No. 33-52784), filed with the Securities and Exchange Commission on October 2, 1992.

Amendment dated October 20, 1992 to              1(b)
Registrant's Agreement and Declaration of
Trust is incorporated herein by reference to
Exhibit 1(b) to Pre-Effective Amendment
No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.

Registrant's By-Laws are incorporated            2
herein by reference to Exhibit 2 to
Registrant's Registration Statement on
Form N-1A (File No. 33-52784) filed with the Securities and Exchange Commission on October 2, 1992.

Not applicable.                                  3

Not applicable.                                  4

Form of Administration Agreement                 5(a)
incorporated herein by reference to
Exhibit 5(a) to Pre-Effective Amendment
No. 1 to Registrant's Registration
Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange
Commission on December 3, 1992.

Form of Investment Advisory Agreement            5(b)
with LaSalle Street Capital Management,
Ltd. incorporated herein by reference to
Exhibit 5(b) to Pre-Effective Amendment
No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.

Name                                             Exhibit       Sequential Page #
----                                             -------       -----------------

Form of Schedule to the Investment Advisory      5(b)(1)
Agreement between Rembrandt(R) Funds and
LaSalle Street Capital Management Ltd.
incorporated herein by reference to Exhibit
5(b)(1) to Post-Effective Amendment No. 6 to
Registrant's Registration Statement on Form
N-1A (File No. 33-52784), filed with the
Securities and Exchange Commission on
January 13, 1995.

Form of Investment Sub-Advisory                  5(c)
Agreement incorporated herein by reference to Exhibit 5(c) to Pre-Effective Amendment
No. 1 to Registrant's Registration
Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange
Commission on December 3, 1992.

Form of Investment Sub-Advisory Agreement        5(c)(1)
between LaSalle Street Capital
Management Ltd., on behalf of the
Registrant, and ABN AMRO-NSM International
Funds Management B.V. incorporated herein by reference to Exhibit 5(c)(1) to Post-
Effective Amendment No. 6 to Registrant's
Registration Statement on Form N-1A
(File No. 33-52784), filed with the
Securities and Exchange Commission on
January 13, 1995.

Form of Distribution Agreement incorporated      6
herein by reference to Exhibit 6 to
Pre-Effective Amendment No. 1 to
Registrant's Registration Statement on
Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on December 3, 1992.

Not applicable.                                  7

Form of Custodian Agreement                      8(a)
incorporated herein by reference to
Exhibit 8(a) to Pre-Effective Amendment
No. 1 to Registrant's Registration
Statement on Form N-1A (File No.
33-52784), filed with the Securities and Exchange Commission on December 3,
1992.

Name                                             Exhibit       Sequential Page #
----                                             -------       -----------------

Sub-Custodian Agreement between CoreStates       8(a)(1)
Bank, N.A. and Barclays Bank PLC incorporated herein by reference to Exhibit 8(a)(1) to Post-Effective Amendment No. 6 to Registrant's
Registration Statement on Form N-1A (File No.
33-52784), filed with the Securities and Exchange Commission on January 13, 1995.

Form of Transfer Agent Agreement                 8(b)
incorporated herein by reference to
Exhibit 8(b) to Pre-Effective Amendment
No. 1 to Registrant's Registration
Statement on Form N-1A (File No.
33-52784), filed with the Securities
and Exchange Commission on
December 3, 1992.

Form of Transfer Agency Agreement                8(c)
between the Registrant and
Supervised Service Company incorporated
herein by reference to Exhibit 8(c) to
Post-Effective Amendment No. 4 to
Registrant's Registration Statement on
Form N-1A (File No. 33-52784) filed
with the Securities and Exchange
Commission on April 1, 1994.

Not applicable.                                  9

Opinion and Consent of Counsel                   10
incorporated herein by reference to
Exhibit 10 to Post-Effective Amendment
No. 2 to Registrant's Registration
Statement on Form N-1A (File No.
33-52784), filed with the Securities and Exchange Commission on June 30, 1993.

Consent of Independent Public                    11(a)
Accountants, filed herewith.

Not applicable.                                  12

Not applicable.                                  13

Not applicable.                                  14

Form of Distribution Plan - Investor             15
Class incorporated herein by reference to
Exhibit 15 to Pre-Effective Amendment
No. 1 to Registrant's Registration

Name                                             Exhibit       Sequential Page #
----                                             -------       -----------------

Statement on Form N-1A (File No.
33-52784), filed with the Securities and Exchange Commission on December
3, 1992.

Performance Quotation Computation                16

Rule 18f-3 Plan, incorporated herein by          18
reference as filed with Post-Effective
Amendment No. 8 to Registrant's Registration
Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange
Commission on September 26, 1995.

Powers of Attorney incorporated herein by        24
reference as filed with Post-Effective
Amendment No. 4 to Registrant's Registration
Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange
Commission on April 1, 1994.

Financial Data Schedule for the Latin America    27
Equity Fund Trust Class